Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory wrote off		$ 519,764
Inventory unsalvageable	$ 65,128
Inventory saleable	454,636
Proceeds from water damaged	364,128
Inventory amount	2,473,721
Provisions on Inventory [Member]
Inventory [Line Items]
Inventory wrote off		$ 519,763
Inventory amount	$ 454,636